6. Stockholders' Deficit (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Proceeds from issuance of stock		$ 167,500	$ 615,000
Stock issued for services, value		$ 39,000
Investors [Member]
Stock issued new, shares issued		137,820	790,128
Proceeds from issuance of stock		$ 107,500	$ 615,000
4 Investors [Member]
Stock issued new, shares issued		214,744
Proceeds from issuance of stock		$ 167,500
6 Investors [Member]
Stock issued new, shares issued	523,166		790,128
Proceeds from issuance of stock			$ 615,000
Salesperson [Member]
Stock issued for services, shares	50,000	50,000
Stock issued for services, value	$ 39,000	$ 39,000